Current Receivables	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Current Receivables
NOTE 8. CURRENT RECEIVABLES

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
GST and VAT receivables	775,400	171,834
Receivable for grant income	5,297,521	3,118,727
Accounts receivable	51,310	3,131

	6,124,231	3,293,692

Due to the short-term nature of these receivables, the carrying value is assumed to be their fair value at June 30, 2021. No receivables were impaired or past due.